Investments In Affiliated Companies, Partnership And Other Companies (Income Statement Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Revenues	$ 424,045	$ 250,499	$ 260,025
Gross profit	83,266	67,747	72,631
Net income	$ 21,252	$ 13,920	$ 17,452